FundVantage Trust

Mount Lucas U.S. Focused Equity Fund

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Mount Lucas U.S. Focused Equity Fund (the “Fund”). The exhibits reflect updated risk/return information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497 (e) on September 11, 2019 (SEC Accession No. 0001615774-19-012162).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase